Consolidated Statement of Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Adjusted weighted average number of ordinary shares outstanding	4,840,703,872	4,818,741,579	4,801,324,161
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	$ 3.03	$ 2.74	$ 1.94
Diluted earnings (loss) per share	$ 3.01	$ 2.72	$ 1.93
Weighted average number of ordinary shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Adjusted weighted average number of ordinary shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	$ 3.03	$ 2.74	$ 1.94
Diluted earnings (loss) per share	$ 3.01	$ 2.72	$ 1.93
Weighted average number of ordinary shares outstanding	4,840,703,872	4,818,741,579	4,801,324,161
Adjusted weighted average number of ordinary shares outstanding	4,900,469,300	4,873,042,114	4,843,233,835